Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
January 31, 2025
AEA-NPRT1-0425
1.813062.120
Common Stocks - 99.5%
	Shares	Value ($)
CHINA - 39.5%
Communication Services - 3.6%
Interactive Media & Services - 3.6%
Kanzhun Ltd ADR (a)	43,385	625,178
Tencent Holdings Ltd	271,726	14,296,923
		14,922,101
Consumer Discretionary - 14.7%
Automobile Components - 0.3%
Keboda Technology Co Ltd A Shares (China) (a)	156,200	1,321,967
Automobiles - 3.4%
BYD Co Ltd A Shares (China)	152,700	5,807,488
BYD Co Ltd H Shares	157,324	5,528,423
ZEEKR Intelligent Technology Holding Ltd ADR (a)(b)	108,759	2,842,960
		14,178,871
Broadline Retail - 7.8%
Alibaba Group Holding Ltd	814,854	9,995,394
Alibaba Group Holding Ltd ADR	40,711	4,023,875
PDD Holdings Inc Class A ADR (a)	165,884	18,564,079
		32,583,348
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group Inc ADR	54,300	2,647,668
Hotels, Restaurants & Leisure - 2.2%
Meituan B Shares (a)(c)(d)	375,192	7,140,863
Trip.com Group Ltd (a)	27,508	1,932,001
		9,072,864
Textiles, Apparel & Luxury Goods - 0.4%
Li Ning Co Ltd	709,074	1,457,843
TOTAL CONSUMER DISCRETIONARY		61,262,561

Consumer Staples - 0.2%
Beverages - 0.0%
China Resources Beverage Holdings Co Ltd	21,800	33,350
Tobacco - 0.2%
Smoore International Holdings Ltd (b)(c)(d)	513,814	828,232
TOTAL CONSUMER STAPLES		861,582

Financials - 1.7%
Consumer Finance - 0.3%
LexinFintech Holdings Ltd Class A ADR	173,572	1,371,218
Insurance - 1.4%
Ping An Insurance Group Co of China Ltd H Shares	1,006,655	5,668,157
TOTAL FINANCIALS		7,039,375

Health Care - 6.4%
Biotechnology - 0.2%
Innovent Biologics Inc (a)(c)(d)	234,079	992,866
Health Care Equipment & Supplies - 3.2%
AK Medical Holdings Ltd (b)(c)(d)	2,930,756	1,692,578
Beijing Chunlizhengda Medical Instruments Co Ltd A Shares (China)	233,500	392,056
Kangji Medical Holdings Ltd	601,846	495,108
Microport Cardioflow Medtech Corp (a)(b)(c)(d)	3,840,994	379,569
MicroPort NeuroScientific Corp (b)	213,838	281,022
MicroTech Medical Hangzhou Co Ltd H Shares (a)(c)(d)	515,994	376,140
Shandong Weigao Orthopaedic Device Co Ltd A Shares (China)	632,800	2,239,352
Shanghai Aohua Photoelectricity Endoscope Co Ltd A Shares (China)	100,730	572,145
Shanghai MicroPort Endovascular MedTech Group Co Ltd A Shares (China)	41,964	611,367
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	87,039	2,804,326
Sonoscape Medical Corp A Shares (China)	151,700	588,826
Tofflon Science & Technology Group Co Ltd A Shares (China)	883,286	1,530,309
Venus MedTech Hangzhou Inc H Shares (a)(b)(c)(d)(e)	1,074,577	387,526
Zylox-Tonbridge Medical Technology Co Ltd H Shares (a)(c)(d)	536,620	765,823
		13,116,147
Health Care Providers & Services - 0.2%
Guangzhou Kingmed Diagnostics Group Co Ltd A Shares (China)	132,256	448,353
Kindstar Globalgene Technology Inc (c)(d)	2,507,460	379,728
		828,081
Life Sciences Tools & Services - 2.6%
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	92,608	628,061
Joinn Laboratories China Co Ltd A Shares (China)	244,136	543,405
Wuxi Apptec Co Ltd H Shares (c)(d)	316,307	2,240,807
WuXi XDC Cayman Inc (a)(b)	2,075,404	7,431,278
		10,843,551
Pharmaceuticals - 0.2%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	5,021	51,802
Asymchem Laboratories Tianjin Co Ltd H Shares (b)(c)(d)	97,100	616,852
		668,654
TOTAL HEALTH CARE		26,449,299

Industrials - 5.5%
Electrical Equipment - 1.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	107,180	3,828,396
Sungrow Power Supply Co Ltd A Shares (China)	329,700	3,283,777
Warom Technology Inc Co A Shares (China)	265,200	744,613
		7,856,786
Machinery - 3.0%
Beijing Sinohytec Co Ltd A Shares	191,135	569,008
Estun Automation Co Ltd A Shares	589,400	1,482,189
Estun Automation Co Ltd A Shares (China)	406,600	1,022,494
Leader Harmonious Drive Systems Co Ltd A Shares (China)	133,500	2,684,561
Shenzhen Inovance Technology Co Ltd A Shares (China)	382,200	3,187,985
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	829,800	3,512,164
		12,458,401
Marine Transportation - 0.4%
SITC International Holdings Co Ltd	747,684	1,784,792
Professional Services - 0.2%
GRG Metrology & Test Group Co Ltd A Shares	272,569	690,033
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (a)	9	1
TOTAL INDUSTRIALS		22,790,013

Information Technology - 6.7%
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	452,700	11,309,304
Flat Glass Group Co Ltd A Shares (China)	896,052	2,370,691
Kingsemi Co Ltd A Shares (China)	202,845	2,105,321
NAURA Technology Group Co Ltd A Shares (China)	60,173	3,144,884
NXP Semiconductors NV	12,700	2,648,585
SG Micro Corp A Shares (China)	34,500	403,251
Silergy Corp	52,000	600,070
Skyverse Technology Co Ltd A Shares	131,200	1,624,586
		24,206,692
Software - 0.9%
Empyrean Technology Co Ltd A Shares	46,700	686,845
Glodon Co Ltd A Shares (China)	1,785,181	2,894,910
		3,581,755
TOTAL INFORMATION TECHNOLOGY		27,788,447

Materials - 0.1%
Chemicals - 0.1%
Weihai Guangwei Composites Co Ltd A Shares (China)	195,144	821,515
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
KE Holdings Inc ADR	149,101	2,598,830
TOTAL CHINA		164,533,723
HONG KONG - 3.9%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (a)(b)	9,140,292	533,738
Financials - 2.8%
Capital Markets - 1.5%
Hong Kong Exchanges & Clearing Ltd	155,050	6,068,608
Insurance - 1.3%
AIA Group Ltd	769,461	5,409,424
TOTAL FINANCIALS		11,478,032

Industrials - 0.6%
Air Freight & Logistics - 0.6%
J&T Global Express Ltd B Shares (a)	2,938,120	2,345,398
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASMPT Ltd	208,485	1,901,059
TOTAL HONG KONG		16,258,227
INDIA - 23.0%
Consumer Discretionary - 10.2%
Automobiles - 0.8%
Eicher Motors Ltd	16,274	974,263
Hyundai Motor India Ltd	121,908	2,359,107
		3,333,370
Hotels, Restaurants & Leisure - 9.1%
Devyani International Ltd (a)	279,720	541,820
Juniper Hotels Ltd	277,238	911,085
MakeMyTrip Ltd (a)(b)	161,674	17,666,118
Sapphire Foods India Ltd (a)	183,529	612,252
Zomato Ltd (a)	7,091,431	17,972,133
		37,703,408
Household Durables - 0.2%
Amber Enterprises India Ltd (a)	9,897	740,002
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	1,124	579,912
TOTAL CONSUMER DISCRETIONARY		42,356,692

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd	288,967	4,207,980
Financials - 5.9%
Banks - 3.2%
HDFC Bank Ltd	643,728	12,607,975
Kotak Mahindra Bank Ltd	26,052	570,125
		13,178,100
Capital Markets - 0.6%
HDFC Asset Management Co Ltd (c)(d)	56,065	2,499,208
Consumer Finance - 1.5%
Bajaj Finance Ltd	44,960	4,079,270
Shriram Finance Ltd	338,214	2,117,290
		6,196,560
Financial Services - 0.1%
Bajaj Housing Finance Ltd	730,493	977,548
Insurance - 0.5%
HDFC Life Insurance Co Ltd (c)(d)	192,145	1,411,973
Niva Bupa Health Insurance Co Ltd (f)	511,700	476,296
		1,888,269
TOTAL FINANCIALS		24,739,685

Health Care - 1.2%
Health Care Providers & Services - 0.6%
Aster DM Healthcare Ltd (c)(d)	102,533	580,313
Dr Agarwal's Health Care Ltd (f)	138,915	645,138
Dr Agarwal's Health Care Ltd (f)	138,915	645,139
Vijaya Diagnostic Centre Ltd	49,866	593,722
		2,464,312
Life Sciences Tools & Services - 0.6%
Divi's Laboratories Ltd	16,460	1,059,718
SAI Life Sciences Ltd (c)(d)	21,946	165,354
Syngene International Ltd (c)(d)	132,858	1,143,651
		2,368,723
TOTAL HEALTH CARE		4,833,035

Industrials - 4.7%
Aerospace & Defense - 1.1%
Bharat Electronics Ltd	277,011	930,919
Hindustan Aeronautics Ltd (d)	82,034	3,712,702
		4,643,621
Air Freight & Logistics - 1.4%
Delhivery Ltd (a)	1,602,746	5,921,128
Commercial Services & Supplies - 0.1%
SIS Ltd (a)	132,315	511,229
Construction & Engineering - 0.3%
Afcons Infrastructure Ltd	124,352	673,891
Larsen & Toubro Ltd	18,003	739,161
		1,413,052
Professional Services - 1.7%
Computer Age Management Services Ltd	123,807	5,125,076
International Gemmological Institute India Ltd (f)	232,645	1,352,029
		6,477,105
Transportation Infrastructure - 0.1%
GMR Airports Ltd (a)	712,975	594,435
TOTAL INDUSTRIALS		19,560,570

TOTAL INDIA		95,697,962
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	6,199,684	3,581,433
Bank Rakyat Indonesia Persero Tbk PT	4,315,607	1,114,407
Bank Syariah Indonesia Tbk PT (a)	5,130,100	917,853

TOTAL INDONESIA		5,613,693
JAPAN - 0.6%
Information Technology - 0.6%
Software - 0.6%
Freee KK (a)	53,430	1,123,351
Money Forward Inc (a)	51,680	1,430,233

TOTAL JAPAN		2,553,584
KOREA (SOUTH) - 5.1%
Communication Services - 1.9%
Interactive Media & Services - 1.9%
Kakao Corp	23,642	618,746
NAVER Corp	45,999	6,790,270
Webtoon Entertainment Inc	37,661	480,178
		7,889,194
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
Delivery Hero SE (a)(c)(d)	180,139	4,666,299
Industrials - 0.9%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd	33,590	1,223,217
Machinery - 0.6%
Samsung Heavy Industries Co Ltd (a)	281,634	2,496,467
Information Technology - 1.2%
IT Services - 0.1%
Gabia Inc	64,100	705,401
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd	123,696	4,403,643
TOTAL INFORMATION TECHNOLOGY		5,109,044

TOTAL KOREA (SOUTH)		21,384,221
SINGAPORE - 9.0%
Communication Services - 8.4%
Entertainment - 8.4%
Sea Ltd Class A ADR (a)	288,678	35,158,094
Financials - 0.6%
Banks - 0.6%
Oversea-Chinese Banking Corp Ltd	111,031	1,416,177
United Overseas Bank Ltd	37,210	1,022,890
		2,439,067
TOTAL SINGAPORE		37,597,161
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	13,100	2,761,878
SWITZERLAND - 0.3%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Yunnan Botanee Bio-Technology Group Co Ltd Class A (UBS AG London Branch Warrant Program) warrants 3/10/2025 (a)	77,251	416,378
Information Technology - 0.2%
Software - 0.2%
Zwsoft Co Ltd Guangzhou Class A (UBS AG London Branch Warrant Program) warrants 9/25/2025 (a)	67,826	800,727
TOTAL SWITZERLAND		1,217,105
TAIWAN - 15.0%
Information Technology - 15.0%
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	181,000	2,024,221
E Ink Holdings Inc	294,000	2,450,671
Unimicron Technology Corp	306,000	1,267,159
		5,742,051
Semiconductors & Semiconductor Equipment - 13.7%
MediaTek Inc	96,000	4,128,777
Taiwan Semiconductor Manufacturing Co Ltd	1,540,393	51,052,814
Taiwan Semiconductor Manufacturing Co Ltd ADR	8,288	1,734,844
		56,916,435
TOTAL TAIWAN		62,658,486
UNITED KINGDOM - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Endava PLC Class A ADR (a)	21,462	695,797
UNITED STATES - 0.6%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp (a)(e)(g)	6,000	1,110,000
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp (a)	22,890	1,198,063
TOTAL UNITED STATES		2,308,063
VIETNAM - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
Vietnam Dairy Products JSC	491,921	1,218,798
TOTAL COMMON STOCKS (Cost $300,019,591)		414,498,698

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
CHINA - 0.9%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
ByteDance Ltd Series E1 (a)(e)(g)	11,980	2,966,967
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(e)(g)	56,711	498,489
TOTAL CHINA		3,465,456
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (e)(g)	2,422	130,885
Meesho Series E (e)(g)	403	21,778
Meesho Series F (a)(e)(g)	374	20,563

TOTAL INDIA		173,226
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,297,317)		3,638,682

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd (Cost $1,319,447)	41,801	1,222,991

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (h)(i) (Cost $19,235,096)	4.37	19,233,173	19,235,096

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $322,871,451)	438,595,467
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(22,127,226)
NET ASSETS - 100.0%	416,468,241

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,267,782 or 6.3% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,980,484 or 7.2% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,118,602 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,748,682 or 1.1% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co Ltd Series C	12/01/20	805,475

Meesho Series D2	7/15/24	135,632

Meesho Series E	7/15/24	22,568

Meesho Series F	7/15/24	20,944

Space Exploration Technologies Corp	2/16/21	251,994

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Dr Agarwal's Health Care Ltd	2025-02-28

Dr Agarwal's Health Care Ltd	2025-04-29

International Gemmological Institute India Ltd	2025-03-19

Niva Bupa Health Insurance Co Ltd	2025-02-13

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,590,074	41,533,939	47,124,013	49,836	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	25,479,124	33,314,729	39,558,757	177,549	-	-	19,235,096	19,233,173	0.1%
Total	31,069,198	74,848,668	86,682,770	227,385	-	-	19,235,096	19,233,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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